11. COMMITMENTS AND CONTINGENCIES - Profefssional Services Agreements (Details) (123113 Annual Restatement [Member])	12 Months Ended
Dec. 31, 2013
Iota Capital Corporation
Upon S1 Effectiveness	13,475,000
Year one Quarter Two	6,737,500
Year one Quarter Three	3,368,750
Year one Quarter Four	3,368,750
Total Shares	26,950,000
KeyStone Training
Upon S1 Effectiveness	15,000,000
Year one Quarter Two	7,500,000
Year one Quarter Three	3,750,000
Year one Quarter Four	3,750,000
Total Shares	30,000,000